OTHER RECEIVABLES, NET	12 Months Ended
Dec. 31, 2016
Other Receivables, Net, Current [Abstract]
Other Receivables [Text Block]
4.	OTHER RECEIVABLES, NET

Other receivables from the continuing operations consist of the following:

	December 31,
	2016	2015
Contract deposits	$14,442	$1,700,339
Advances to employees	343	9,234
Others	75,297	681,423
Other receivables	90,082	2,390,996
Less: allowance for doubtful accounts	(562)	(2,323,937)
Net other receivables	89,520	67,059
Less: other receivables, net, held for discontinued operations	-	(6,057)
Other receivables, net, held for continuing operations	$89,520	$61,002

Movement of allowance for doubtful accounts is as follows:

	December 31,
	2016	2015
Beginning balance	$2,323,937	$2,423,770
Addition (reduction)	(41,790)	151,376
Less: write-off	(2,348,855)	(157,208)
Exchange rate effect	67,270	(94,001)
Ending balance	562	2,323,937
Less: balance held for discontinued operations	-	(1,701,264)
Ending balance held for continuing operations	$562	$622,673